Financial Instruments and Risk Management - Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 82,705	$ 95,599
Financial assets, Fair value	82,705	95,599
Financial liabilities, Carrying amount	5,600,078	5,501,975
Financial liabilities, Fair value	5,868,261	5,735,931
Cash Deposits | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	56,221	54,984
Financial assets, Fair value	56,221	54,984
Forward Foreign Currency Contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	26,484	40,615
Financial assets, Fair value	26,484	40,615
Financial liabilities, Carrying amount	4,823
Financial liabilities, Fair value	4,823
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,595,255	5,501,975
Financial liabilities, Fair value	5,863,438	5,735,931
Debt | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,595,255	5,501,975
Financial liabilities, Fair value	$ 5,863,438	$ 5,735,931